POST-EMPLOYMENT BENEFITS - Defined benefit plan (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
POST-EMPLOYMENT BENEFITS
Eligible age	67 years
Plan assets	€ 0